Label	Element	Value
C000219258 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	15.80%	[1],[2]
C000219258 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	13.10%	[1],[2]
C000219258 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.30%	[1],[2]
C000219258 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.50%	[1],[2]
C000219258 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.90%	[1],[2]
C000219258 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	2.10%	[1],[2]
C000242803 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	10.60%	[3],[4]
C000242803 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	22.90%	[3],[4]
C000242803 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.20%	[3],[4]
C000242803 [Member] | Standard & Poor's, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv		[3],[4],[5]
C000242803 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	27.70%	[3],[4],[6]
C000242803 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.80%	[3],[4]
C000242803 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.70%	[3],[4]
C000242803 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	12.80%	[3],[4]
C000225367 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	19.20%	[7],[8]
C000225367 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.10%	[7],[8]
C000225367 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	42.80%	[7],[8]
C000225367 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%	[7],[8]
C000225367 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.60%	[7],[8]
C000225367 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.30%	[7],[8]
C000242862 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.00%	[9],[10]
C000242862 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	23.20%	[9],[10]
C000242862 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	6.20%	[9],[10]
C000242862 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	65.70%	[9],[10]
C000238207 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.40%	[11],[12]
C000238207 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	25.30%	[11],[12]
C000238207 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv		[11],[12],[13]
C000238207 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	4.20%	[11],[12]
C000238207 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	59.20%	[11],[12]
C000246586 [Member] | Standard & Poor's, BBB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	14.40%	[14],[15]
C000246586 [Member] | Standard & Poor's, BB Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.90%	[14],[15]
C000246586 [Member] | Standard & Poor's, A Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	8.00%	[14],[15]
C000246586 [Member] | Standard & Poor's, D Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.10%	[14],[15]
C000246586 [Member] | Standard & Poor's, AAA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	62.00%	[14],[15],[16]
C000246586 [Member] | Standard & Poor's, C Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	1.80%	[14],[15]
C000246586 [Member] | Standard & Poor's, AA Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	3.80%	[14],[15]
C000246586 [Member] | Standard & Poor's, CCC Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.20%	[14],[15]
C000246586 [Member] | Standard & Poor's, B Rating [Member]
Percent of Total Investments	oef_PctOfTotalInv	0.70%	[14],[15]

[1]	Excludes money market funds.
[2]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[3]	Excludes money market funds.
[4]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[5]	Rounds to less than 0.1%.
[6]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
[7]	Excludes money market funds.
[8]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Excludes money market funds.
[10]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[11]	Excludes money market funds.
[12]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[13]	Rounds to less than 0.1%.
[14]	Excludes money market funds, short investments and options, if any.
[15]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[16]	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.